Segment Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net sales:
Net sales	$ 8,541	$ 8,551	$ 8,419
Operating income:
Operating income	2,399	2,432	1,763
Cash capital expenditures:
Consolidated capital expenditures	190	174	141
Depreciation and amortization expense:
Depreciation and amortization	138	151	144
Reconciliation to income from continuing operations before income taxes:
Interest and debt expense	221	232	251
Interest income	(11)	(12)	(19)
Other expense, net	3	7	9
Income from continuing operations before income taxes	2,186	2,205	1,522
RJR Tobacco [Member]
Net sales:
Net sales	7,317	7,368	7,354
Operating income:
Operating income	1,958	2,096	1,493
Cash capital expenditures:
Consolidated capital expenditures	55	52	55
Depreciation and amortization expense:
Depreciation and amortization	110	119	123
American Snuff [Member]
Net sales:
Net sales	648	719	673
Operating income:
Operating income	331	320	276
Cash capital expenditures:
Consolidated capital expenditures	106	104	75
Depreciation and amortization expense:
Depreciation and amortization	17	17	13
Santa Fe [Member]
Net sales:
Net sales	416	338	269
Operating income:
Operating income	186	123	86
Cash capital expenditures:
Consolidated capital expenditures	7	2	7
Depreciation and amortization expense:
Depreciation and amortization	5	7	6
All Other [Member]
Net sales:
Net sales	160	126	123
Operating income:
Operating income	18	(14)	14
Cash capital expenditures:
Consolidated capital expenditures	22	16	4
Depreciation and amortization expense:
Depreciation and amortization	6	8	2
Corporate Expense [Member]
Operating income:
Operating income	$ (94)	$ (93)	$ (106)